Long-term Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long-term Inventories
Finished goods	$ 28,692	$ 5,248,237
Provision recognized as cost of sales	3,479,453	4,034,169	6,805,541
H5N1
Long-term Inventories
The amount of inventory with expired shelf lives	1,098,997
Provision recognized as cost of sales	$ 1,098,997